Summary Of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary Of Significant Accounting Policies [Line Items]
Value added tax and other tax receivable	$ 24,088,000	$ 32,115,000
Receivable with an independent logistic operator	0	11,795,000
Impairment of long-lived assets	7,804,000	45,186,000
Tangible asset impairment charges	12,343,000	50,886,000	$ 2,958,000
Impairment of goodwill	679,000	2,029,000	0
Accounts payable for outsourcing	2,142,000	1,850,000
Company-Operated Franchise [Member]
Summary Of Significant Accounting Policies [Line Items]
Advertising expense	122,920,000	146,363,000	160,184,000
Franchisee [Member]
Summary Of Significant Accounting Policies [Line Items]
Advertising expense	$ 35,131,000	$ 44,828,000	$ 49,820,000
Internal Used Software [Member]
Summary Of Significant Accounting Policies [Line Items]
Finite-lived intangible asset, useful life	3 years
Minimum [Member] | Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	3 years
Maximum [Member] | Building [Member]
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	40 years
Maximum [Member] | Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	12 years